Finance Receivables (Schedule of Minimum Lease Payments) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Notes to Financial Statements
Minimum lease payments receivable, 2012	¥ 226,264
Minimum lease payments receivable, 2013	172,406
Minimum lease payments receivable, 2014	120,452
Minimum lease payments receivable, 2015	72,084
Minimum lease payments receivable, 2016	27,593
Minimum lease payments receivable, 2017 and thereafter	5,517
Minimum lease payments receivable, Total	¥ 624,316